Leases - Summary of Leases Liabilities Amounts Recognized in Consolidated Statement of Financial Position (Details)	Mar. 31, 2020 CAD ($)
Lease Liabilities [Abstract]
Current	$ 450,125
Non-current	$ 1,141,314